Commitments, Contingencies and Guarantees - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	$ 116.4
Finance leases, future minimum lease payments	18.2
Less: amount representing interest	(0.5)
Present value of future minimum finance lease payments (note 12)	17.7
Less: current portion of finance lease obligations	(12.9)
Long-term portion of finance lease obligations	4.8
2018
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	33.2
Finance leases, future minimum lease payments	13.2
2019
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	25.7
Finance leases, future minimum lease payments	2.0
2020
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	15.5
Finance leases, future minimum lease payments	1.6
2021
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	9.2
Finance leases, future minimum lease payments	1.1
2022
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	7.4
Finance leases, future minimum lease payments	0.3
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases, future minimum lease payments	25.4
Finance leases, future minimum lease payments	$ 0.0